Related Party Transactions (Details)							1 Months Ended						3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended		14 Months Ended
	Apr. 17, 2024 USD ($)	Mar. 04, 2024 USD ($) $ / shares	Feb. 15, 2024 USD ($)	Nov. 30, 2022 $ / shares	Sep. 28, 2021 USD ($) $ / shares shares	Sep. 23, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Nov. 30, 2023 USD ($) shares	Sep. 30, 2023 USD ($)	Jul. 31, 2023 USD ($)	Nov. 30, 2022 $ / shares shares	Jul. 31, 2020 USD ($) note stockholder $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 05, 2024	Feb. 07, 2024 USD ($)	Dec. 13, 2023 USD ($)	Oct. 27, 2023 USD ($)	Oct. 26, 2023 USD ($)	Sep. 15, 2023 USD ($)	Sep. 12, 2023 USD ($)	Aug. 29, 2023 USD ($)	Aug. 28, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jul. 25, 2023 USD ($)	Jun. 26, 2023 USD ($)	Jun. 12, 2023 USD ($)	May 03, 2023 USD ($) restatement	Apr. 27, 2023 USD ($)	Mar. 28, 2023 USD ($)	Feb. 27, 2023 USD ($)	Jan. 25, 2023 USD ($)	Dec. 27, 2022 USD ($)	Nov. 28, 2022 USD ($)	Oct. 26, 2022 USD ($)	Sep. 26, 2022 USD ($)	Sep. 23, 2022 $ / shares	Mar. 31, 2022	Dec. 31, 2020	Jul. 01, 2020 USD ($)
Related Party Transaction [Line Items]
Accrued liabilities current													$ 3,364,217		$ 3,364,217			$ 369,651	$ 368,366	$ 369,651
Conversion of long-term debt into common stock															$ 3,433,388	$ 0
Induced conversion of debt expenses																		168,356	$ 0
Issuance of common stock																1,026,550		$ 402,000
Common stock, shares, issued (in shares) | shares													21,441,416		21,441,416			9,575,925	27,580,040	9,575,925
Number of restatement | restatement																																		6
Contract with customer, liability													$ 19,841		$ 19,841			$ 347,619	$ 0	$ 347,619
Proceeds from issuance of unit															$ 0	1,017,850
Share price (in dollars per share) | $ / shares													$ 0.74		$ 0.74
Sale of units in private placement (in shares) | shares																				490,000
Sale of units description				In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 1,000,000 units for a purchase price of $4.00 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock with an exercise price of $4.00 (the “2022 Offering”).
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001											$ 0.0001		$ 0.0001			$ 0.0001	$ 0.001	$ 0.0001
Note payable to related party													$ 0		$ 0			$ 705,000	$ 0	$ 705,000
Deferred revenue															$ 327,778	$ (300,000)
Private Placement
Related Party Transaction [Line Items]
Issuance of common stock																		$ 1,026,550	$ 906,300
Sale of units in private placement (in shares) | shares											342,703		0	0	0	89,532		261,250	228,750	167,925
Sale of stock, price per share (in dollars per share) | $ / shares				$ 11.67							$ 11.67
Common Stock
Related Party Transaction [Line Items]
Issuance of common stock																$ 9		$ 100
Common stock, shares, issued (in shares) | shares																		27,941,290	27,580,040	27,941,290
Common stock, par or stated value per share (in dollars per share) | $ / shares																		$ 0.001		$ 0.001
Common Stock | Private Placement
Related Party Transaction [Line Items]
Issuance of common stock																		$ 261	$ 229
Investor
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage																			8.00%																										5.00%
Minimum proceeds from equity financing																			$ 5,000,000
Long term debt date of maturity																		Jul. 01, 2025		Jul. 01, 2025
Debt instrument number of shares issuable upon conversion | shares																		704,299
Conversion of long-term debt into common stock								$ 200,000
Debt instrument accrued interest component converted into equity								$ 33,644
Debt conversion converted amount shares issued (in shares) | shares								100,000
Induced conversion of debt expenses																		$ 168,356
Convertible notes non current																		3,143,725	3,343,725	$ 3,143,725
Interest payable current																		377,772	230,627	377,772
Interest expenses on long term debt																		180,789	$ 137,709
Debt instrument, face amount																																														$ 3,500,000
Debt instrument conversion price per share | $ / shares																			$ 5.00
Investor | Working Capital Note
Related Party Transaction [Line Items]
Debt instrument, face amount																		705,000		705,000					$ 55,000	$ 50,000	$ 75,000	$ 100,000		$ 75,000			$ 100,000	$ 250,000
Three Hundred And Three Development Corporation
Related Party Transaction [Line Items]
Contracts with customer liability advances received during the period									$ 100,000	$ 200,000
Related Party
Related Party Transaction [Line Items]
Contract with customer, liability													$ 0		$ 0			300,000		300,000
GIGCAPITAL5, INC
Related Party Transaction [Line Items]
Accrued liabilities current																		$ 893,830	$ 103,344	$ 893,830
Common stock, shares, issued (in shares) | shares																		6,545,000	6,545,000	6,545,000
Proceeds from issuance of unit					$ 225,400,000	$ 30,000,000
Sale of stock, price per share (in dollars per share) | $ / shares					$ 10.00
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 11.50	$ 11.50											$ 11.50
Minimum price per share required for redemption of warrants (in dollars per share) | $ / shares																		$ 18.00		$ 18.00
Holding period of shares for completion of initial business combination																		6 months
Period after completion of business combination to allow transfer of shares																		30 days
Warrants transfer restrictions period following consummation of business combination																		1 year
Debt instrument, face amount																																										$ 960,000
Common stock, par or stated value per share (in dollars per share) | $ / shares						$ 0.0001												$ 0.0001	$ 0.0001	$ 0.0001
Note payable to related party																		$ 1,506,389	$ 257,492	$ 1,506,389
Fair value, option, aggregate differences																		1,560,000		1,560,000
Debt discount on note payable to related party																		245,253	$ 54,034
GIGCAPITAL5, INC | Working Capital Note
Related Party Transaction [Line Items]
Debt instrument, face amount																		$ 1,500,000		$ 1,500,000			$ 53,640	$ 381,360							$ 65,000	$ 130,000			$ 65,000	$ 130,000	$ 350,000	$ 65,000
Debt instrument conversion price per share | $ / shares																		$ 10.00		$ 10.00
Note payable to related party																		$ 1,506,389		$ 1,506,389
Fair value, option, aggregate differences																		8,897		8,897
GIGCAPITAL5, INC | Extension Note
Related Party Transaction [Line Items]
Debt instrument, face amount																		$ 1,560,000		1,560,000									$ 100,000							100,000
Common stock, par or stated value per share (in dollars per share) | $ / shares																																											$ 0.0001
Debt instrument average market discount rate																		18.22%
Debt discount on reduction to carrying principle amount																		$ 299,287
Debt discount on note payable to related party																		1,564,673
Interest expense																		219,686
Unamortized debt discount																		$ 61,687		$ 61,687
GIGCAPITAL5, INC | Maximum
Related Party Transaction [Line Items]
Period after initial business combination to allow transfer of shares																		90 days
GIGCAPITAL5, INC | Private Placement
Related Party Transaction [Line Items]
Proceeds from issuance of unit					$ 6,900,000
Sale of units description																		Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
GIGCAPITAL5, INC | Private Placement | Working Capital Note
Related Party Transaction [Line Items]
Sale of units in private placement (in shares) | shares																		150,000
GIGCAPITAL5, INC | Insider Shares Grant Agreements
Related Party Transaction [Line Items]
Effective date of grant award agreement																		Sep. 23, 2021
GIGCAPITAL5, INC | Common Stock
Related Party Transaction [Line Items]
Common stock, shares, issued (in shares) | shares																		6,545,000	6,545,000	6,545,000
Stock price threshold that allows transfer of shares (in dollars per share) | $ / shares																		$ 11.50
GIGCAPITAL5, INC | Common Stock | Maximum
Related Party Transaction [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																		$ 9.20		$ 9.20
GIGCAPITAL5, INC | Common Stock | Private Placement
Related Party Transaction [Line Items]
Number of shares of common stock per unit (in shares) | shares																		1		1
Common stock, par or stated value per share (in dollars per share) | $ / shares																		$ 0.0001		$ 0.0001
GIGCAPITAL5, INC | Warrants
Related Party Transaction [Line Items]
Sale of units description																		Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Period after business combination when warrants become exercisable																		30 days
Period after offering when warrants become exercisable																		12 months
Warrants exercisable expiration period after completion of business combination																		5 years
Net cash settlement value of warrants																		$ 0
Redemption price per warrant | $ / shares																		$ 0.01		0.01
Minimum period of prior written notice of redemption of warrants																		30 days
Minimum price per share required for redemption of warrants (in dollars per share) | $ / shares																		$ 18.00		$ 18.00
GIGCAPITAL5, INC | Warrants | Private Placement
Related Party Transaction [Line Items]
Number of shares of common stock per unit (in shares) | shares																		1		1
GIGCAPITAL5, INC | Founders
Related Party Transaction [Line Items]
Forfeiture of shares (in shares) | shares						4,312,500
Sale of units in private placement (in shares) | shares					795,000
Sale of stock, price per share (in dollars per share) | $ / shares					$ 10.00
GIGCAPITAL5, INC | Founders | Private Placement
Related Party Transaction [Line Items]
Sale of units in private placement (in shares) | shares																	795,000
Sale of stock, price per share (in dollars per share) | $ / shares																	$ 10.00
Number of shares of common stock per unit (in shares) | shares																	1
Sale of units description																		Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).
GIGCAPITAL5, INC | Founders | Common Stock
Related Party Transaction [Line Items]
Sale of common stock, shares (in shares) | shares																	5,735,000
Proceeds from issuance of unit																	$ 25,000
Share price (in dollars per share) | $ / shares																	$ 0.0043592
GIGCAPITAL5, INC | Founders | Warrants | Private Placement
Related Party Transaction [Line Items]
Period after business combination when warrants become exercisable																		30 days
Period after offering when warrants become exercisable																		12 months
Warrants exercisable expiration period after completion of business combination																		5 years
Sale of units description																		(or such lesser period depending upon the number of one-month extensions which occur)
Net cash settlement value of warrants																		$ 0
Redemption price per warrant | $ / shares																		$ 0.01		$ 0.01
Minimum period of prior written notice of redemption of warrants																		30 days
Minimum price per share required for redemption of warrants (in dollars per share) | $ / shares																		$ 18.00		$ 18.00
GIGCAPITAL5, INC | Mr Weightman
Related Party Transaction [Line Items]
Forfeiture of shares (in shares) | shares																	5,000
Monthly payment for services						$ 2,500
GIGCAPITAL5, INC | Mr Weightman | Maximum
Related Party Transaction [Line Items]
Monthly payment for services						$ 15,000
GIGCAPITAL5, INC | Mr Weightman | Insider Shares Grant Agreements
Related Party Transaction [Line Items]
Effective date of grant award agreement																	Sep. 23, 2021
Common stock issued in consideration for future service (in shares) | shares						5,000											5,000	5,000
GIGCAPITAL5, INC | GigManagement, LLC
Related Party Transaction [Line Items]
Accrued liabilities current																		$ 780,000		$ 780,000
Related party transaction, amounts of transaction																		30,000
GIGCAPITAL5, INC | Sponsor | First Non-Convertible Working Capital Note
Related Party Transaction [Line Items]
Debt instrument, face amount																							66,360
GIGCAPITAL5, INC | Sponsor | Working Capital Note
Related Party Transaction [Line Items]
Debt instrument, face amount																							$ 53,640	$ 381,360							$ 65,000	$ 130,000			$ 65,000	$ 130,000	350,000		$ 65,000	$ 65,000	$ 65,000	65,000
GIGCAPITAL5, INC | Sponsor | Extension Note
Related Party Transaction [Line Items]
Debt instrument, face amount																																					$ 160,000				$ 160,000	$ 160,000
Advisory Fees To Directors For Board Committee Services And Analytical Services | GIGCAPITAL5, INC | Director
Related Party Transaction [Line Items]
Accrued liabilities current																		696,000		696,000
Management Services Agreement | John Han C Clock
Related Party Transaction [Line Items]
Other operating income																		48,000	$ 48,000
Accounts payable current																		0	0	0
Business Associate Agreement | John Han C Clock
Related Party Transaction [Line Items]
Non trade receivables current																		0	0	0
Business Associate Agreement | Selling, general and administrative | John Han C Clock
Related Party Transaction [Line Items]
Related party transactions purchases from related party																		8,100	$ 7,200
2020 Notes | Related Party
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage												5.00%																																8.00%
Number of convertible notes issued | note												3
Number of stockholders | stockholder												3
Shares issued, price per share (in dollars per share) | $ / shares												$ 14.59
Issuance of common stock												$ 5,000,000
Common stock, shares, issued (in shares) | shares													250,224		250,224
Interest receivable													$ 507,029		$ 507,029			377,772		377,772
Interest expense													43,400	$ 45,921	129,257	136,265
Debt instrument, face amount												$ 3,500,000	3,143,725		3,143,725			$ 3,143,725		$ 3,143,725
Working Capital Loan and Extension Note | Related Party | Working Capital Loans
Related Party Transaction [Line Items]
Debt instrument, additional principal amount																									$ 55,000	$ 50,000	$ 75,000	$ 100,000		$ 75,000			$ 100,000
Debt instrument, face amount													705,000		705,000																			$ 250,000
Working Capital Loan and Extension Note | Related Party | Extension Note
Related Party Transaction [Line Items]
Notes assumed		$ 1,560,000
Management Services and Business Associate Agreement | Related Party
Related Party Transaction [Line Items]
Management fee expense													0	12,000	12,000	36,000
Foundation | Related Party
Related Party Transaction [Line Items]
Contract with customer, liability									$ 100,000	$ 200,000				$ 100,000		$ 100,000
Deferred revenue							$ 300,000								300,000
Services Agreement | Related Party
Related Party Transaction [Line Items]
Services agreement, service term																					1 year
Services agreement, incurred amount													19,350		29,871
Space and Equipment Sublease Agreement | Related Party
Related Party Transaction [Line Items]
Sublease periodic payments	$ 5,666
Sublease payments, due date, period after beginning of month	10 days
Sublease term	1 year
Sublease renewal term	1 year
Proceeds from rents received													$ 16,998		$ 33,996
Subsequent Event | GIGCAPITAL5, INC
Related Party Transaction [Line Items]
Debt instrument, periodic payment, interest			$ 0
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC
Related Party Transaction [Line Items]
Debt instrument, face amount																						$ 262,247
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC | Second Non-Convertible Working Capital Note
Related Party Transaction [Line Items]
Debt instrument, face amount																						262,247
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC | Third Non Convertible Working Capital Note
Related Party Transaction [Line Items]
Debt instrument, face amount			297,247																			297,247
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC | Sponsor | Second Non-Convertible Working Capital Note
Related Party Transaction [Line Items]
Debt instrument, face amount																						$ 195,887
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC | Sponsor | Third Non Convertible Working Capital Note
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 35,000